REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE
Schedule of disaggregation of revenue by type of contract

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of products
- IoT @ Home portfolio	3,400,966	1,619,941	1,220,852
- Home water solutions	742,912	681,054	604,012
- Consumables	367,021	358,442	314,372
- Small appliances and other products	708,260	494,943	298,410
Total of sales of products	5,219,159	3,154,380	2,437,646
Rendering of services	84,676	78,351	55,740
Total	5,303,835	3,232,731	2,493,386